UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21506

Name of Fund:  BlackRock Enhanced Capital and Income Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Enhanced Capital and Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock Capital and Income Strategies Fund, Inc.


Schedule of Investments as of March 31, 2007                                                                    (in U.S. dollars)

Preferred Securities

                                                Face
Industry                                      Amount    Capital Trusts                                                  Value
Commercial Banks - 2.7%               $    1,000,000    Dresdner Funding Trust I, 8.151% due 6/30/2031 (g)         $    1,190,118
                                           2,000,000    Mizuho JGB Investment LLC, 9.87% (c)(g)(j)                      2,104,988
                                           2,000,000    SB Treasury Co. LLC, 9.40% (c)(g)(j)                            2,092,912
                                           2,000,000    Westpac Capital Trust III, 5.819% (c)(g)(j)                     2,012,740

                                                        Total Capital Trusts  (Cost - $7,688,667) - 2.7%                7,400,758



                                              Shares
                                                Held    Preferred Stocks
Capital Markets - 2.8%                        25,000    The Bear Stearns Cos., Inc. Series E, 6.15%                     1,300,000
                                              10,000    Deutsche Bank Capital Funding Trust VIII, 6.375%                  260,000
                                              80,000    Goldman Sachs Group, Inc. Series A, 3.91%                       2,076,000
                                              40,000    Lehman Brothers Holdings, Inc., 6.50%                           1,048,800
                                              40,000    Lehman Brothers Holdings, Inc. Series G, 3%                     1,022,500
                                              80,000    Morgan Stanley Group, Inc. Series A, 6.186%                     2,092,000
                                                                                                                   --------------
                                                                                                                        7,799,300

Commercial Banks - 5.7%                       27,734    First Republic Bank, 6.25%                                        698,550
                                               1,674    First Tennessee Bank NA, 3.90% (c)(g)                           1,711,142
                                              80,000    HSBC USA, Inc. Series F, 3.50%                                  2,070,000
                                              20,000    HSBC USA, Inc. Series H, 6.50%                                    529,000
                                              60,000    Royal Bank of Scotland Group Plc Series N, 6.35%                1,533,600
                                               2,000    SG Preferred Capital II, 6.302%                                 2,102,500
                                              50,000    Santander Finance Preferred SA Unipersonal, 6.50%               1,270,315
                                              60,000    Santander Finance Preferred SA Unipersonal, 6.80%               1,515,000
                                              40,000    Sovereign Bancorp, Inc. Series C, 7.30% (b)                     1,094,000
                                              90,000    SunTrust Banks, Inc., 5.92%                                     2,358,000
                                              40,000    US Bancorp Series B, 5.56%                                      1,044,000
                                                                                                                   --------------
                                                                                                                       15,926,107

Consumer Finance - 0.1%                        5,000    SLM Corp. Series A, 6.97%                                         268,750

Diversified Financial Services - 0.8%          9,200    Bank of America Corp. Series D, 6.20%                             241,500
                                              29,400    Bank of America Corp. Series E, 5.718%                            755,580
                                              50,000    CIT Group, Inc. Series A, 6.35%                                 1,315,000
                                                                                                                   --------------
                                                                                                                        2,312,080

Electric Utilities - 3.3%                     11,109    Connecticut Light & Power, 5.28%                                  510,320
                                               6,800    Entergy Arkansas, Inc., 6.45%                                     172,338
                                              12,000    Entergy Louisiana LLC, 6.95%                                    1,188,965
                                             125,000    Interstate Power & Light Co. Series B, 8.375%                   3,781,250
                                              20,000    PPL Electric Utilities Corp., 6.25%                               523,750
                                              10,000    Peco Energy Co. Series D, 4.68%                                   875,800
                                              20,000    Southern California Edison Co., 5.349%                          1,985,000
                                                                                                                   --------------
                                                                                                                        9,037,423

Food Products - 1.5%                           2,000    General Mills, Inc., 4.50%                                      2,006,000
                                                  20    H.J. Heinz Finance Co., 6.226% (g)                              2,060,000
                                                                                                                   --------------
                                                                                                                        4,066,000

Gas Utilities - 0.3%                          35,000    Southern Union Co., 7.55%                                         910,000

Insurance - 5.2%                              40,000    ACE Ltd. Series C, 7.80%                                        1,027,600
                                              80,000    Aegon NV, 6.375%                                                2,064,800
                                              40,000    Arch Capital Group Ltd., 8%                                     1,066,252
                                              10,000    Aspen Insurance Holdings Ltd., 7.401%                             255,000
                                               8,000    Axis Capital Holdings Ltd. Series A, 7.25%                        207,040
                                              48,000    Endurance Specialty Holdings Ltd. Series A, 7.75%               1,278,240
                                              30,000    Genworth Financial, Inc. Series A, 5.25%                        1,492,500
                                              25,000    Metlife, Inc. Series B, 6.50%                                     655,500
                                              72,000    Principal Financial Group Series B, 6.518%                      1,998,000
                                              80,000    Prudential Plc, 6.75%                                           2,060,000
                                               2,200    Zurich RegCaPS Funding Trust, 6.58% (c)(g)                      2,222,000
                                                                                                                   --------------
                                                                                                                       14,326,932

Multi-Utilities - 0.8%                        80,000    Pacific Gas & Electric Co. Series A, 6%                         2,080,000

Oil, Gas & Consumable Fuels - 0.7%            19,500    Apache Corp. Series B, 5.68% (b)                                1,964,625

Thrifts & Mortgage Finance - 6.6%             25,000    Fannie Mae Series I, 5.375%                                     1,212,250
                                              59,350    Fannie Mae Series L, 5.125%                                     2,887,378
                                              45,000    Fannie Mae Series O, 7% (c)                                     2,362,500
                                             150,000    Freddie Mac Series M, 3.93%                                     6,975,000
                                              25,000    Freddie Mac Series Q, 3.85%                                     1,125,250
                                              40,000    Freddie Mac Series S, 5.87%                                     2,090,000
                                              30,000    Freddie Mac Series V, 5.57%                                       750,939
                                              40,000    Washington Mutual Capital Trust 2001 Series K, 6.09%            1,040,000
                                                                                                                   --------------
                                                                                                                       18,443,317

                                                        Total Preferred Stocks (Cost - $74,999,539) - 27.8%            77,134,534



                                                        Real Estate Investment Trusts
Real Estate Investment Trusts                 25,000    Public Storage, Inc. Series L, 6.75%                              634,375
(REITs) - 0.2%

                                                        Total Real Estate Investment Trusts
                                                        (Cost - $625,000) - 0.2%                                          634,375



                                                Face
                                              Amount    Trust Preferreds
Gas Utilities - 0.4%                  $    1,000,000    Southwest Gas Capital II, 7.70% due 9/15/2043                   1,019,772

Insurance - 0.7%                           2,000,000    ABN AMRO North America Capital Funding Trust I,
                                                        6.968% due 9/15/2010 (c)(g)                                     2,061,933

Thrifts & Mortgage Finance - 0.2%            625,000    Countrywide Capital V, 7% due 11/01/2066                          604,627

                                                        Total Trust Preferreds (Cost - $3,737,327) - 1.3%               3,686,332

                                                        Total Preferred Securities (Cost - $87,050,533) - 32.0%        88,855,999


                                                        Corporate Bonds
Commercial Banks - 2.3%                      200,000    ATF Capital B.V., 9.25% due 2/21/2014 (g)                         195,250
                                             700,000    Export-Import Bank of Korea, 4.25% due 11/27/2007                 694,582
                                             750,000    ICICI Bank Ltd., 4.75% due 10/22/2008                             740,309
                                             750,000    Kazkommerts International B.V., 10.125% due 5/08/2007             752,475
                                             200,000    Kazkommerts International B.V., 8.50% due 4/16/2013               210,976
                                             100,000    Kazkommerts International B.V., 8% due 11/03/2015                 101,630
                                           2,000,000    Lloyds TSB Bank Plc, 6.90% (j)                                  2,002,500
                                             220,000    RSHB Capital SA for OJSC Russian Agricultural Bank,
                                                           7.175% due 5/16/2013                                           231,262
                                             225,000    SunTrust Preferred Capital I, 5.853% (c)(j)                       228,148
                                             190,000    TuranAlem Finance B.V., 8.25% due 1/22/2037 (g)                   190,950
                                           1,200,000    VTB Capital SA for Vneshtorgbank, 5.96%
                                                           due 8/01/2008 (c)(g)                                         1,200,600
                                                                                                                   --------------
                                                                                                                        6,548,682

Diversified Financial Services - 0.3%        900,000    AC International Finance Ltd., 8.125% due 2/21/2008               917,175

Diversified Telecommunication                750,000    Empresa Brasileira de Telecom SA Series B, 11%
Services - 0.7%                                            due 12/15/2008                                                 819,375
                                           1,000,000    Excelcomindo Finance Co. B.V., 8% due 1/27/2009                 1,022,500
                                                                                                                   --------------
                                                                                                                        1,841,875

Electric Utilities - 0.2%                    500,000    Tenaga Nasional Bhd, 7.20% due 4/29/2007                          500,504

Independent Power Producers &                150,000    Aes Dominicana Energia Finance SA, 11%
Energy Traders - 0.1%                                      due 12/13/2015 (g)                                             154,500

Industrial Conglomerates - 0.1%              250,000    SM Investments Corp., 8% due 10/16/2007                           253,056

Insurance - 0.5%                             350,000    AXA SA, 6.379% (c)(g)(j)                                          335,948
                                             395,000    Financial Security Assurance Holdings Ltd., 6.40%
                                                           due 12/15/2066 (c)(g)                                          386,179
                                             600,000    Metlife, Inc., 6.40% due 12/15/2066                               585,836
                                                                                                                   --------------
                                                                                                                        1,307,963

Metals & Mining - 0.1%                       300,000    Vale Overseas Ltd., 6.875% due 11/21/2036                         309,806

Oil, Gas & Consumable Fuels - 2.3%           215,000    Gaz Capital For Gazprom, 6.51% due 3/07/2022 (g)                  218,225
                                             550,000    Morgan Stanley Bank AG for OAO Gazprom,
                                                           9.625% due 3/01/2013                                           650,430
                                             900,000    Pemex Project Funding Master Trust, 8.85% due 9/15/2007           912,150
                                             300,000    Pemex Project Funding Master Trust, 6.125%
                                                           due 8/15/2008                                                  302,100
                                             500,000    Petrobras Energia SA, 9% due 5/01/2009                            527,750
                                             175,000    Petroliam Nasional Bhd, 7.75% due 8/15/2015                       203,638
                                           1,920,000    Salomon Brothers AG for OAO Gazprom,
                                                           9.125% due 4/25/2007                                         1,923,648
                                           1,750,000    YPF SA Series A, 7.75% due 8/27/2007                            1,760,938
                                                                                                                   --------------
                                                                                                                        6,498,879

Paper & Forest Products - 0.1%               250,000    SINO-FOREST Corp., 9.125% due 8/17/2011 (g)                       270,625

Wireless Telecommunication                   625,000    Mobile Telesystems Finance SA, 9.75% due 1/30/2008                643,938
Services - 0.7%                            1,000,000    UBS Luxembourg SA for OJSC Vimpel Communications,
                                                           10% due 6/16/2009                                            1,075,800
                                             163,000    UBS Luxembourg SA for OJSC Vimpel Communications,
                                                           8.25% due 5/23/2016                                            173,595
                                                                                                                   --------------
                                                                                                                        1,893,333

                                                        Total Corporate Bonds (Cost - $20,517,019) - 7.4%              20,496,398



                                                        Foreign Government Obligations
Foreign Government                         3,078,750    Argentina Bonos, 5.475% due 8/03/2012 (c)                       2,922,529
Obligations - 15.4%                          402,444    Argentina Bonos, 3.821% due 2/04/2018 (c)                         215,585
                                             600,000    Argentina Government International Bond, .62%
                                                           due 12/15/2035 (f)                                              82,800
                                           2,290,000    Brazilian Government International Bond, 11.50%
                                                           due 3/12/2008                                                2,427,400
                                           1,300,000    Brazilian Government International Bond, 9.25%
                                                           due 10/22/2010                                               1,461,200
                                           1,000,000    Brazilian Government International Bond, 10.25%
                                                           due 6/17/2013                                                1,246,500
                                           1,450,000    Brazilian Government International Bond, 10.50%
                                                           due 7/14/2014                                                1,863,250
                                             450,000    Brazilian Government International Bond, 8%
                                                           due 1/15/2018                                                  508,275
                                              55,000    Brazilian Government International Bond, 8.25%
                                                           due 1/20/2034                                                   69,025
                                             110,000    Chile Government International Bond, 5.50%
                                                           due 1/15/2013                                                  111,804
                                           1,420,000    Colombia Government International Bond,
                                                           8.625% due 4/01/2008                                         1,462,600
                                           2,000,000    Colombia Government International Bond,
                                                           10.50% due 7/09/2010                                         2,287,000
                                             385,000    Colombia Government International Bond,
                                                           7.375% due 9/18/2037                                           419,073
                                             250,000    Credit Suisse First Boston International for City of Kiev
                                                           Ukraine, 8% due 11/06/2015                                     266,033
                                             142,087    Dominican Republic International Bond, 9.04%
                                                           due 1/23/2018                                                  163,826
                                             230,000    Ecuador Government International Bond, 10%
                                                           due 8/15/2030                                                  204,700
                                             350,000    Federative Republic of Brazil, 12.50% due 1/05/2022               198,248
                                             400,000    Indonesia Government International Bond,
                                                           6.75% due 3/10/2014                                            417,007
                                             325,000    Indonesia Government International Bond,
                                                           7.50% due 1/15/2016 (g)                                        357,906
                                             150,000    Indonesia Government International Bond,
                                                           6.625% due 2/17/2037 (g)                                       147,750
                                           1,219,001    Mexico Government International Bond Series A,
                                                           6.75% due 9/27/2034                                          1,329,320
                                             450,000    Panama Government International Bond, 8.25%
                                                           due 4/22/2008                                                  461,250
                                             135,000    Panama Government International Bond, 8.875%
                                                           due 9/30/2027                                                  171,990
                                           1,590,000    Peru Government International Bond, 9.125%
                                                           due 1/15/2008                                                1,629,750
                                             135,000    Peru Government International Bond, 9.875%
                                                           due 2/06/2015                                                  171,653
                                           1,499,040    Peru Government International Bond, 8.375%
                                                           due 5/03/2016                                                1,780,110
                                             175,000    Peru Government International Bond, 8.75%
                                                           due 11/21/2033                                                 230,125
                                             396,271    Peru Government International Bond, 6.55%
                                                           due 3/14/2037                                                  411,329
                                           1,700,000    Philippine Government International Bond,
                                                           7.50% due 9/11/2007                                          1,711,829
                                           1,300,000    Philippine Government International Bond,
                                                           9.875% due 3/16/2010                                         1,456,000
                                             250,000    Philippine Government International Bond,
                                                           8.375% due 2/15/2011                                           273,125
                                           1,405,000    Philippine Government International Bond, 9%
                                                           due 2/15/2013                                                1,617,506
                                           1,200,000    Republic of Turkey, 12.375% due 6/15/2009                       1,369,500
                                           1,295,000    Russia Government International Bond, 10%
                                                           due 6/26/2007                                                1,307,044
                                             375,000    Russia Government International Bond, 11%
                                                           due 7/24/2018                                                  541,050
                                             530,000    Russia Government International Bond, 7.50%
                                                           due 3/31/2030                                                  601,497
                                             300,000    Turkey Government International Bond, 10%
                                                           due 9/19/2007                                                  306,024
                                           1,300,000    Turkey Government International Bond,
                                                           9% due 6/30/2011                                             1,443,000
                                             715,000    Turkey Government International Bond, 11.50%
                                                           due 1/23/2012                                                  872,300
                                             340,000    Turkey Government International Bond, 7% due 9/26/2016            345,950
                                             500,000    Turkey Government International Bond, 7.375%
                                                           due 2/05/2025                                                  513,750
                                             790,000    Turkey Government International Bond, 6.875%
                                                           due 3/17/2036                                                  755,438
                                              50,000    Ukraine Government International Bond, 7.65%
                                                           due 6/11/2013 (g)                                               54,250
                                             125,000    Ukraine Ministry of Finance, 6.58% due 11/21/2016 (g)             126,688
                                             200,000    Uruguay Government International Bond, 9.25%
                                                           due 5/17/2017                                                  245,000
                                             274,711    Uruguay Government International Bond,
                                                           7.875% due 1/15/2033 (h)                                       311,110
                                           1,710,000    Venezuela Government International Bond,
                                                           9.125% due 6/18/2007                                         1,725,390
                                           2,160,000    Venezuela Government International Bond,
                                                           5.375% due 8/07/2010                                         2,111,400
                                           1,125,000    Venezuela Government International Bond,
                                                           10.75% due 9/19/2013                                         1,373,625
                                              40,000    Venezuela Government International Bond,
                                                           7.65% due 4/21/2025                                             42,420
                                             395,000    Venezuela Government International Bond,
                                                           9.25% due 9/15/2027                                            496,713
                                             190,444    Venezuela Government International Bond Series DL,
                                                           6.25% due 12/18/2007 (a)(c)                                    190,444

                                                        Total Foreign Government Obligations
                                                        (Cost - $42,091,038) - 15.4%                                   42,809,091


                                                        Municipal Bonds
Municipal Bonds - 0.6%                     1,100,000    Dresdner Bank AG for City of Kiev, 8.75%
                                                           due 8/08/2008                                                1,138,390
                                             450,000    Dresdner Bank AG for Kyivstar GSM, 10.375%
                                                           due 8/17/2009                                                  485,829
                                             100,000    Dresdner Bank AG for Kyivstar GSM, 7.75%
                                                           due 4/27/2012                                                  104,107

                                                        Total Municipal Bonds (Cost - $1,719,538) - 0.6%                1,728,326



                                              Shares
                                                Held    Common Stocks
Aerospace & Defense - 5.3%                    57,100    Honeywell International, Inc.                                   2,630,026
                                              30,000    Lockheed Martin Corp.                                           2,910,600
                                              60,700    Northrop Grumman Corp.                                          4,505,154
                                              91,800    Raytheon Co.                                                    4,815,828
                                                                                                                   --------------
                                                                                                                       14,861,608

Beverages - 0.6%                              77,700    Coca-Cola Enterprises, Inc.                                     1,573,425

Capital Markets - 3.4%                       125,000    The Bank of New York Co., Inc.                                  5,068,750
                                              56,600    Morgan Stanley                                                  4,457,816
                                                                                                                   --------------
                                                                                                                        9,526,566

Chemicals - 1.3%                              19,000    The Dow Chemical Co.                                              871,340
                                              57,400    E.I. du Pont de Nemours & Co.                                   2,837,282
                                                                                                                   --------------
                                                                                                                        3,708,622

Commercial Banks - 2.3%                      182,600    Wells Fargo & Co.                                               6,286,918

Communications Equipment - 1.1%              121,800    Alcatel SA (b)                                                  1,439,676
                                              87,800    Motorola, Inc.                                                  1,551,426
                                                                                                                   --------------
                                                                                                                        2,991,102

Computers & Peripherals - 4.4%                55,800    Hewlett-Packard Co.                                             2,239,812
                                              76,600    International Business Machines Corp.                           7,220,316
                                             439,200    Sun Microsystems, Inc. (e)                                      2,639,592
                                                                                                                   --------------
                                                                                                                       12,099,720

Consumer Finance - 0.3%                       21,600    SLM Corp.                                                         883,440

Diversified Financial Services - 6.5%         82,726    Bank of America Corp.                                           4,220,732
                                             121,290    Citigroup, Inc.                                                 6,227,029
                                             158,772    JPMorgan Chase & Co.                                            7,681,389
                                                                                                                   --------------
                                                                                                                       18,129,150

Diversified Telecommunication                131,170    AT&T Inc.                                                       5,172,033
Services - 4.0%                              199,200    Qwest Communications International Inc. (e)                     1,790,808
                                             107,400    Verizon Communications, Inc.                                    4,072,608
                                                                                                                   --------------
                                                                                                                       11,035,449

Electric Utilities - 2.7%                     60,800    FPL Group, Inc.                                                 3,719,136
                                             100,900    The Southern Co.                                                3,697,985
                                                                                                                   --------------
                                                                                                                        7,417,121

Energy Equipment & Services - 2.9%            40,300    BJ Services Co.                                                 1,124,370
                                              79,100    GlobalSantaFe Corp.                                             4,878,888
                                              60,700    Halliburton Co.                                                 1,926,618
                                                                                                                   --------------
                                                                                                                        7,929,876

Food Products - 3.3%                          77,500    General Mills, Inc.                                             4,512,050
                                             159,300    Unilever NV (b)                                                 4,654,746
                                                                                                                   --------------
                                                                                                                        9,166,796

Health Care Equipment & Supplies - 1.7%       87,800    Baxter International, Inc.                                      4,624,426

Hotels, Restaurants & Leisure - 1.3%          77,000    McDonald's Corp.                                                3,468,850

Household Durables - 1.7%                     58,000    Koninklijke Philips Electronics NV                              2,209,800
                                              46,800    Sony Corp. (b)                                                  2,362,930
                                                                                                                   --------------
                                                                                                                        4,572,730

Household Products - 1.4%                     58,600    Kimberly-Clark Corp.                                            4,013,514

IT Services - 1.1%                           361,600    Unisys Corp. (e)                                                3,048,288

Industrial Conglomerates - 3.5%              114,200    General Electric Co.                                            4,038,110
                                             182,500    Tyco International Ltd.                                         5,757,875
                                                                                                                   --------------
                                                                                                                        9,795,985

Insurance - 5.3%                              29,600    The Allstate Corp.                                              1,777,776
                                              51,200    American International Group, Inc.                              3,441,664
                                              31,600    Hartford Financial Services Group, Inc.                         3,020,328
                                              79,500    The Travelers Cos., Inc.                                        4,115,715
                                              33,000    XL Capital Ltd. Class A                                         2,308,680
                                                                                                                   --------------
                                                                                                                       14,664,163

Machinery - 1.0%                              26,200    Deere & Co.                                                     2,846,368

Media - 5.3%                                 142,750    Comcast Corp. Special Class A (e)                               3,635,840
                                              18,200    Gannett Co., Inc.                                               1,024,478
                                             143,600    Interpublic Group of Cos., Inc. (e)                             1,767,716
                                             267,600    Time Warner, Inc.                                               5,277,072
                                              90,400    Walt Disney Co.                                                 3,112,472
                                                                                                                   --------------
                                                                                                                       14,817,578

Metals & Mining - 2.1%                        37,400    Alcan, Inc.                                                     1,952,280
                                             116,900    Alcoa, Inc.                                                     3,962,910
                                                                                                                   --------------
                                                                                                                        5,915,190

Multi-Utilities - 1.5%                        47,200    Consolidated Edison, Inc.                                       2,410,032
                                              20,800    Dominion Resources, Inc.                                        1,846,416
                                                                                                                   --------------
                                                                                                                        4,256,448

Office Electronics - 1.1%                    188,400    Xerox Corp. (e)                                                 3,182,076

Oil, Gas & Consumable Fuels - 5.7%            43,600    Chevron Corp.                                                   3,224,656
                                              19,900    Consol Energy, Inc.                                               778,687
                                               9,800    Devon Energy Corp.                                                678,356
                                             121,000    Exxon Mobil Corp.                                               9,129,450
                                              48,200    Peabody Energy Corp.                                            1,939,568
                                                                                                                   --------------
                                                                                                                       15,750,717

Pharmaceuticals - 7.0%                       100,700    Bristol-Myers Squibb Co.                                        2,795,430
                                              68,000    GlaxoSmithKline Plc (b)                                         3,757,680
                                              42,300    Johnson & Johnson                                               2,548,998
                                             195,600    Pfizer, Inc.                                                    4,940,856
                                             137,100    Schering-Plough Corp.                                           3,497,421
                                              36,000    Wyeth                                                           1,801,080
                                                                                                                   --------------
                                                                                                                       19,341,465

Semiconductors & Semiconductor               131,300    Fairchild Semiconductor International, Inc. (e)                 2,195,336
Equipment - 3.8%                             179,000    Intel Corp.                                                     3,424,270
                                             373,800    LSI Logic Corp. (e)                                             3,902,472
                                              96,700    Micron Technology, Inc. (e)                                     1,168,136
                                                                                                                   --------------
                                                                                                                       10,690,214

Wireless Telecommunication                   164,100    Sprint Nextel Corp.                                             3,111,336
Services - 1.1%
                                                        Total Common Stocks (Cost - $192,094,605) - 82.7%             229,709,141



                                          Beneficial
                                            Interest    Short-Term Securities
                                      $    5,115,384    BlackRock Liquidity Series, LLC
                                                        Cash Sweep Series, 5.26% (d)(i)                                 5,115,384

                                                        Total Short-Term Securities (Cost - $5,115,384) - 1.8%          5,115,384



                                           Number of
                                           Contracts    Options Purchased
Put Options Purchased                            110    International Business Machines Corp., expiring May 2007
                                                        at USD 90                                                          11,550

                                                        Total Options Purchased (Premiums Paid - $8,932) - 0.0%            11,550

                                                        Total Investments (Cost - $348,597,049) - 139.9%              388,725,889



                                                        Options Written
Call Options Written                             280    Baxter International, Inc., expiring May 2007 at USD 50          (95,200)
                                                 438    Comcast Corp. Special Class A, expiring July 2007 at
                                                        USD 28.333                                                       (22,995)
                                                 110    International Business Machines Corp., expiring July 2007
                                                        at USD 100                                                       (19,250)
                                                  88    Northrop Grumman Corp., expiring May 2007 at USD 70              (44,000)
                                               2,000    Wells Fargo & Co., expiring April 2007 at USD 35                 (89,000)

                                                        Total Options Written
                                                        (Premiums Received - $633,797) - (0.1%)                         (270,445)

                                                        Total Investments, Net of Options Written
                                                        (Cost - $347,963,252*) - 139.8%                               388,455,444
                                                        Liabilities in Excess of Other Assets - (39.8%)             (110,579,565)
                                                                                                                   --------------
                                                        Net Assets - 100.0%                                        $  277,875,879
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $         348,695,963
                                              =====================
    Gross unrealized appreciation             $          41,976,174
    Gross unrealized depreciation                       (2,216,693)
                                              ---------------------
    Net unrealized appreciation               $          39,759,481
                                              =====================


(a) Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

(b) Depositary receipts.

(c) Floating rate security.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                     $   (6,895,022)    $   131,197


(e) Non-income producing security.

(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(i) Represents the current yield as of March 31, 2007.

(j) The security is a perpetual bond and has no definite maturity date.

  o Swaps outstanding as of March 31, 2007 were as follows:

                                                    Notional       Unrealized
                                                     Amount       Appreciation

    Pay a fixed rate of 5.076% and receive a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires December 2016                        $   1,800,000     $   13,169


  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Capital and Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Capital and Income Fund, Inc.


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Capital and Income Fund, Inc.


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Enhanced Capital and Income Fund, Inc.


Date:  May 21, 2007